Quarterly Holdings Report
for

Fidelity® International Small Cap Opportunities Fund

July 31, 2020

ILS-QTLY-0920
1.834743.114

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.4%
	Shares	Value
Australia - 0.6%
Beacon Lighting Group Ltd. (a)	1,683,480	$1,335,066
Imdex Ltd.	2,841,452	2,689,850
Kogan.Com Ltd.	372,600	4,434,960

TOTAL AUSTRALIA		8,459,876

Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC (b)(c)	1,671,679	6,720,150
Belgium - 1.5%
Barco NV	587,461	11,550,859
KBC Ancora (b)	280,256	9,395,430

TOTAL BELGIUM		20,946,289

Canada - 1.2%
McCoy Global, Inc. (b)	630,715	181,287
New Look Vision Group, Inc.	248,900	5,481,765
Richelieu Hardware Ltd.	440,900	10,928,277

TOTAL CANADA		16,591,329

China - 0.5%
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	2,114,491	7,190,631
Cyprus - 0.2%
Headhunter Group PLC ADR	155,000	3,106,200
Denmark - 3.0%
Ambu A/S Series B	141,500	4,922,070
Netcompany Group A/S (b)(c)	250,226	17,970,262
SimCorp A/S	109,800	12,783,397
Spar Nord Bank A/S	755,287	6,224,663

TOTAL DENMARK		41,900,392

Finland - 0.8%
Admicom OYJ	49,100	4,418,773
Tikkurila Oyj	404,985	6,564,237

TOTAL FINLAND		10,983,010

France - 1.3%
Laurent-Perrier Group SA	53,188	4,698,960
Lectra	169,400	3,583,823
Vetoquinol SA	116,884	9,472,625

TOTAL FRANCE		17,755,408

Germany - 3.6%
CompuGroup Medical AG	264,810	23,114,231
CTS Eventim AG	323,993	12,792,826
Nexus AG	291,358	14,517,578

TOTAL GERMANY		50,424,635

India - 0.8%
Embassy Office Parks (REIT)	1,679,400	8,028,707
Indian Energy Exchange Ltd. (c)	1,204,228	2,880,375
Jyothy Laboratories Ltd.	115,751	190,343

TOTAL INDIA		11,099,425

Ireland - 0.1%
FBD Holdings PLC (b)	243,128	1,901,647
Israel - 2.4%
Ituran Location & Control Ltd.	557,077	7,370,129
Maytronics Ltd.	291,015	4,443,493
Strauss Group Ltd.	646,484	18,323,961
Tel Aviv Stock Exchange Ltd.	707,643	3,237,956

TOTAL ISRAEL		33,375,539

Italy - 1.7%
Interpump Group SpA	716,943	23,376,397
Japan - 35.6%
Ai Holdings Corp.	225,800	2,984,216
Aoki Super Co. Ltd.	175,000	4,787,681
Artnature, Inc.	483,700	2,600,022
Aucnet, Inc.	265,200	2,825,994
Azbil Corp.	1,629,992	54,048,197
Broadleaf Co. Ltd. (a)	2,369,998	12,537,895
Central Automotive Products Ltd.	130,900	2,621,586
Century21 Real Estate Japan Ltd.	66,500	707,373
Curves Holdings Co. Ltd. (b)	1,592,126	7,715,844
Daiichikosho Co. Ltd.	362,500	9,742,690
Daikokutenbussan Co. Ltd.	165,800	9,335,109
Funai Soken Holdings, Inc.	329,950	6,919,739
GCA Savvian Group Corp.	248,661	1,324,877
Goldcrest Co. Ltd.	691,630	8,533,076
Iwatsuka Confectionary Co. Ltd.	18,900	643,659
Kobayashi Pharmaceutical Co. Ltd.	123,800	10,946,748
Koshidaka Holdings Co. Ltd.	1,546,400	4,850,076
Kusuri No Aoki Holdings Co. Ltd.	123,300	11,473,289
Lasertec Corp.	511,844	44,485,048
Medikit Co. Ltd.	224,400	7,451,382
Miroku Jyoho Service Co., Ltd. (a)	259,800	5,208,026
Misumi Group, Inc.	519,650	12,243,230
Mitsuboshi Belting Ltd.	229,680	3,786,232
Nabtesco Corp.	430,600	12,895,017
Nagaileben Co. Ltd.	660,527	16,529,555
Nihon Parkerizing Co. Ltd.	1,709,000	16,499,910
NS Tool Co. Ltd.	263,100	6,168,950
OBIC Co. Ltd.	270,700	48,358,009
OSG Corp.	1,169,700	15,779,430
Paramount Bed Holdings Co. Ltd.	353,395	15,039,861
ProNexus, Inc.	472,800	4,962,267
San-Ai Oil Co. Ltd.	875,200	7,035,995
SHO-BOND Holdings Co. Ltd.	625,600	26,772,169
Shoei Co. Ltd.	820,652	21,660,778
SK Kaken Co. Ltd.	27,900	9,883,803
Software Service, Inc.	106,600	10,956,573
Techno Medica Co. Ltd.	80,791	1,321,139
The Monogatari Corp. (a)	62,300	4,225,724
TKC Corp.	116,500	6,405,271
Tocalo Co. Ltd.	643,336	7,153,242
USS Co. Ltd.	944,700	14,020,346
Welcia Holdings Co. Ltd.	122,200	11,197,771
Workman Co. Ltd. (a)	67,600	6,347,778
Yamada Consulting Group Co. Ltd.	235,400	2,490,652
Yamato Kogyo Co. Ltd.	139,300	2,821,399

TOTAL JAPAN		496,297,628

Korea (South) - 0.9%
BGF Retail Co. Ltd.	54,526	5,676,657
Leeno Industrial, Inc.	57,528	6,585,707

TOTAL KOREA (SOUTH)		12,262,364

Netherlands - 2.0%
Aalberts Industries NV	785,422	27,931,421
Norway - 1.6%
Kongsberg Gruppen ASA	791,559	11,966,635
Medistim ASA (b)	168,500	4,350,489
Skandiabanken ASA (c)	931,381	6,692,301

TOTAL NORWAY		23,009,425

Philippines - 0.3%
Jollibee Food Corp.	1,572,540	4,327,697
South Africa - 1.0%
Clicks Group Ltd.	1,052,129	14,050,135
Spain - 1.0%
Fluidra SA (b)	674,187	11,149,986
Prosegur Compania de Seguridad SA (Reg.)	945,071	2,482,539

TOTAL SPAIN		13,632,525

Sweden - 6.7%
Addlife AB	1,869,656	26,191,325
AddTech AB (B Shares)	749,085	34,859,416
INVISIO AB	281,300	5,209,319
John Mattson Fastighetsforetag (b)	233,652	3,938,419
Lagercrantz Group AB (B Shares)	1,178,277	23,859,965

TOTAL SWEDEN		94,058,444

Switzerland - 2.0%
Tecan Group AG	65,620	27,538,085
Taiwan - 0.4%
Addcn Technology Co. Ltd.	691,435	4,992,310
United Kingdom - 15.3%
Alliance Pharma PLC	8,207,237	7,788,873
Avon Rubber PLC	760,000	33,028,688
Bodycote PLC	748,967	5,519,640
Clarkson PLC	188,000	5,057,191
Dechra Pharmaceuticals PLC	740,095	27,668,481
DP Poland PLC (b)	9,954,100	944,669
Great Portland Estates PLC	808,342	6,238,674
Hilton Food Group PLC	318,426	4,593,352
Howden Joinery Group PLC	1,129,900	7,251,729
ITE Group PLC	3,654,849	3,817,789
Network International Holdings PLC (c)	2,067,200	10,932,098
Rightmove PLC	2,014,170	14,535,955
Spectris PLC	1,032,678	34,727,113
Spirax-Sarco Engineering PLC	297,391	40,135,265
Ultra Electronics Holdings PLC	333,258	10,391,111

TOTAL UNITED KINGDOM		212,630,628

United States of America - 2.4%
Autoliv, Inc.	52,300	3,401,069
Morningstar, Inc.	53,100	8,922,924
PriceSmart, Inc.	120,660	7,887,544
ResMed, Inc.	63,495	12,858,372

TOTAL UNITED STATES OF AMERICA		33,069,909

TOTAL COMMON STOCKS
(Cost $835,650,911)		1,217,631,499

Nonconvertible Preferred Stocks - 1.4%
Germany - 1.4%
Sartorius AG (non-vtg.)
(Cost $1,367,417)	49,680	19,042,589

Investment Companies - 4.6%
United States of America - 4.6%
iShares MSCI EAFE Small-Cap ETF
(Cost $66,820,880)	1,150,000	63,318,997

Money Market Funds - 6.7%
Fidelity Cash Central Fund 0.14% (d)	87,447,509	87,473,744
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	6,314,024	6,314,656
TOTAL MONEY MARKET FUNDS
(Cost $93,780,365)		93,788,400
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $997,619,573)		1,393,781,485
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(799,432)
NET ASSETS - 100%		$1,392,982,053

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,195,186 or 3.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$272,160
Fidelity Securities Lending Cash Central Fund	209,004
Total	$481,164

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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